Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2022	$885,237	$12,135,221	$—	$92,255	$42,439	$129,235	$13,284,387
Additions	434,344	—	1,502	—	412	37	436,295
Disposal	—	(93,002)	—	(57,668)	—	—	(150,670)
Foreign exchange movements	35,756	459,804	36	(1,871)	6,011	5,684	505,420
Balance, December 31, 2023	1,355,337	12,502,023	1,538	32,716	48,862	134,956	14,075,432
Additions	1,950,000	—	141,806	—	3,776	2,556	2,098,138
Impact of sale of RPK	(909,551)	(12,148,749)	—	(28,983)	(25,610)	(126,346)	(13,239,239)
Foreign exchange movements	(180,786)	(353,274)	(6,683)	(3,733)	(15,610)	(6,227)	(566,313)
Balance, December 31, 2024	$2,215,000	$—	$136,661	$—	$11,418	$4,939	$2,368,018

Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2022	$—	$1,053,249	$—	$30,519	$26,344	$14,771	$1,124,883
Depreciation	—	1,541,644	300	29,928	12,757	21,330	1,605,959
Disposal	—	(14,771)	—	(36,316)	—	—	(51,087)
Foreign exchange movements	—	143,044	8	(2,767)	5,660	2,469	148,414)
Balance, December 31, 2023	—	2,723,166	308	21,364	44,761	38,570	2,828,169
Depreciation	—	—	19,216	—	2,528	1,261	23,005
Depreciation - RPK	—	255,023	—	2,202	1,040	3,236	261,501
Impact of sale of RPK	—	(2,662,688)	—	(19,866)	(24,764)	(34,669)	(2,741,987)
Foreign exchange movements	—	(315,501)	(899)	(3,700)	(15,932)	(5,820)	(341,852)
Balance, December 31, 2024	$—	$—	$18,625	$—	$7,633	$2,578	$28,836

Impairment	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2022	$—	$—	$—	$—	$—	$—	$—
Impairment	737,994	7,902,730	—	9,174	1,135	76,998	8,728,031
Balance, December 31, 2023	737,994	7,902,730	—	9,174	1,135	76,998	8,728,031
Impact of sale of RPK	(737,994)	(7,902,730)	—	(9,174)	(1,135)	(76,998)	(8,728,031)
Balance, December 31, 2024	$—	$—	$—	$—	$—	$—	$—

Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$617,343	$1,876,127	$1,230	$2,178	$2,966	$19,388	$2,519,232
Balance, December 31, 2024	$2,215,000	$—	$118,036	$—	$3,785	$2,361	$2,339,182